Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 38,225	$ 38,169	$ 38,132
Accounts receivable, net	160,156	158,982	145,523
Inventories, net	143,801	128,699	94,460
Deferred tax assets, net	43,770	43,458	48,061
Prepaid expenses and other current assets	23,134	18,791	23,419
Total current assets	409,086	388,099	349,595
Property and equipment, net	104,930	107,108	93,660
Goodwill	1,229,941	1,228,778	1,188,887
Intangible assets, net	1,059,936	1,132,694	1,110,841
Other assets	48,148	38,181	36,807
Total assets	2,852,041	2,894,860	2,779,790
Current liabilities:
Accounts payable	58,075	57,926	48,947
Accrued interest	44,829	20,928	15,578
Current portion of debt and capital lease obligations	8,614	8,820	8,821
Other current liabilities	86,088	81,771	81,709
Total current liabilities	197,606	169,445	155,055
Long-term debt and capital lease obligations	2,156,863	2,159,091	1,816,291
Deferred tax liabilities, net	251,284	252,194	289,913
Other long-term liabilities	15,187	16,174	11,712
Total liabilities	2,620,940	2,596,904	2,272,971
Commitments and contingencies
DJO Finance LLC membership equity:
Member capital	839,434	834,871	830,994
Accumulated deficit	(611,390)	(539,276)	(324,807)
Accumulated other comprehensive income (loss)	315	218	(2,048)
Total membership equity	228,359	295,813	504,139
Noncontrolling interests	2,742	2,143	2,680
Total equity	231,101	297,956	506,819
Total liabilities and equity	$ 2,852,041	$ 2,894,860	$ 2,779,790